Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 756,833	¥ 780,005
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	170,033	166,988
Impairment of goodwill	0	106,479
Provision for (reversal of) credit losses	(10,838)	209,806
Investment securities gains—net	(335,333)	(683,661)
Foreign exchange gains—net	(351,120)	(21,699)
Equity in earnings of equity method investees—net	(216,085)	(140,420)
Provision for deferred income tax expense	140,264	198,187
Decrease (increase) in trading account assets, excluding foreign exchange contracts	1,354,468	(7,144)
Decrease in trading account liabilities, excluding foreign exchange contracts	(1,919,720)	(112,089)
Net decrease in collateral for derivative transactions	318,095	261,245
Decrease (increase) in cash collateral for the use of the Bank of Japan’s settlement infrastructure	74,838	(31,041)
Other—net	500,914	372,004
Net cash provided by operating activities	482,349	1,098,660
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale debt securities (including proceeds from sales of debt securities under the fair value option)	49,664,247	43,946,970
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(53,270,580)	(53,776,659)
Proceeds from maturities of Held-to-maturity debt securities	323,592	184,335
Purchases of Held-to-maturity debt securities	(456,091)	0
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	1,104,787	748,314
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(690,250)	(654,810)
Net decrease in loans	3,565,029	431,010
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	2,103,589	9,730,114
Capital expenditures for premises and equipment	(52,473)	(51,085)
Purchases of intangible assets	(132,040)	(122,369)
Proceeds from sales of consolidated VIEs and subsidiaries—net	8,497	(7,802)
Other—net	117,577	31,213
Net cash provided by investing activities	2,285,884	459,231
Cash flows from financing activities:
Net increase (decrease) in deposits	(240,823)	14,781,816
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	204,096	(4,592,482)
Net decrease in due to trust account and other short-term borrowings	(111,665)	(4,003,713)
Proceeds from issuance of long-term debt	2,308,084	14,924,032
Repayments of long-term debt	(3,392,919)	(6,713,103)
Proceeds from sales of treasury stock	2,686	905
Dividends paid	(160,479)	(160,475)
Payments for acquisition of treasury stock	(8,507)	(6)
Other—net	174,193	(266,385)
Net cash provided by (used in) financing activities	(1,225,334)	13,970,589
Effect of exchange rate changes on cash and cash equivalents	255,995	(162,497)
Net increase in cash and cash equivalents	1,798,894	15,365,983
Cash and cash equivalents at beginning of period	103,328,790	78,555,591
Cash, due from banks and interest-earning deposits in other banks	103,610,992	93,918,086
Restricted cash included in other assets	1,316	3,488
Cash and cash equivalents reclassified as assets held for sale and included in other assets (Note 2)	1,515,376	0
Cash and cash equivalents at end of period	105,127,684	93,921,574
Cash paid during the period for:
Interest	298,794	518,169
Income taxes, net of refunds	94,460	2,749
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	1,231	1,380
Assets acquired under operating lease arrangements	35,475	18,170
Assets reclassified, excluding cash and cash equivalents	10,193,119	0
Liabilities reclassified	¥ 10,874,609	¥ 0